Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.9%)
Consumer Discretionary (10.7%)
McDonald's Corp.	6,811,802	1,989,796
TJX Cos. Inc.	12,007,241	1,357,178
NIKE Inc. Class B	16,293,846	1,256,744
Home Depot Inc.	2,608,878	1,027,246
		5,630,964
Consumer Staples (13.6%)
Procter & Gamble Co.	8,664,206	1,431,154
Diageo plc	46,001,873	1,420,619
Coca-Cola Co.	21,675,719	1,415,641
PepsiCo Inc.	8,244,054	1,369,173
Colgate-Palmolive Co.	10,491,702	983,177
Nestle SA (Registered)	5,570,666	526,387
		7,146,151
Financials (13.7%)
Visa Inc. Class A	5,698,681	1,651,763
Mastercard Inc. Class A	3,087,663	1,542,566
Chubb Ltd.	4,423,140	1,249,272
Marsh & McLennan Cos. Inc.	5,572,669	1,216,179
American Express Co.	3,285,969	887,474
S&P Global Inc.	1,359,560	653,078
		7,200,332
Health Care (18.9%)
UnitedHealth Group Inc.	3,494,112	1,972,426
Stryker Corp.	5,509,216	1,962,823
Danaher Corp.	6,611,476	1,624,175
Abbott Laboratories	12,879,171	1,460,112
Johnson & Johnson	7,164,023	1,145,241
Medtronic plc	10,493,308	936,528
Merck & Co. Inc.	5,927,816	606,534
Pfizer Inc.	9,141,151	258,695
		9,966,534
Industrials (18.2%)
Honeywell International Inc.	7,442,928	1,530,862
Northrop Grumman Corp.	2,645,714	1,346,721
Automatic Data Processing Inc.	4,228,969	1,223,187
Canadian National Railway Co.	10,535,742	1,137,680
Union Pacific Corp.	4,733,441	1,098,490
General Dynamics Corp.	3,361,037	980,112
Lockheed Martin Corp.	1,508,868	823,917
United Parcel Service Inc. Class B (XNYS)	5,482,033	734,921
Deere & Co.	1,708,252	691,313
		9,567,203
Information Technology (15.2%)
Apple Inc.	9,250,055	2,089,680
Microsoft Corp.	4,915,482	1,997,406
Accenture plc Class A	4,592,338	1,583,530
Texas Instruments Inc.	7,501,973	1,524,101
Intuit Inc.	1,345,677	821,266
		8,015,983
Materials (4.9%)
Linde plc	3,433,372	1,566,133
Ecolab Inc.	4,099,961	1,007,483
		2,573,616
Real Estate (2.7%)
American Tower Corp.	4,064,587	867,952

Vanguard® Dividend Growth Fund
		Shares	Market Value ($000)
	Public Storage	1,644,521	541,146
			1,409,098
Total Common Stocks (Cost $26,739,020)			51,509,881
Temporary Cash Investments (2.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.834%	262	26
		Face Amount ($000)
Repurchase Agreements (2.0%)
	Credit Agricole Securities Inc. 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $165,922,000, collateralized by U.S. Treasury Note/Bond 2.250%–4.000%, 8/15/27–1/31/29, with a value of $169,218,000)	165,900	165,900
	JP Morgan Securities LLC 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $25,003,000, collateralized by U.S. Treasury Bill 0.000%, 12/12/24, and U.S. Treasury Note/Bond 2.750%, 2/15/28, with a value of $25,500,000)	25,000	25,000
	Natixis SA 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $368,450,000, collateralized by U.S. Treasury Bill 0.000%, 1/9/25–1/23/25, U.S. Treasury Inflation Indexed Note 0.125%, 2/15/51, and U.S. Treasury Note/Bond 0.375%–4.875%, 11/15/24–5/15/54, with a value of $375,768,000)	368,400	368,400
	NatWest Markets plc 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $315,843,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.125%, 8/15/25–5/15/33, with a value of $322,116,000)	315,800	315,800
	Societe Generale 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $192,126,000, collateralized by U.S. Treasury Note/Bond 2.000%–3.000%, 11/15/41–8/15/48, with a value of $195,942,000)	192,100	192,100
			1,067,200
Total Temporary Cash Investments (Cost $1,067,226)			1,067,226
Total Investments (99.9%) (Cost $27,806,246)			52,577,107
Other Assets and Liabilities—Net (0.1%)			28,713
Net Assets (100%)			52,605,820
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Vanguard® Dividend Growth Fund
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	49,562,875	1,947,006	—	51,509,881
Temporary Cash Investments	26	1,067,200	—	1,067,226
Total	49,562,901	3,014,206	—	52,577,107